Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Total current assets	$17,854,356	$22,329,838
Other assets, non-current	4,304,640	-
Non-current accounts receivable, net	4,985,479	-
Property, plant and equipment	3,516,313	2,741,596
Intangible assets	-	46,079
Total assets	30,660,788	25,117,513
Intercompany payable to the WFOE	19,623,596	16,223,657
Total current liabilities	39,005,733	33,332,745
Total liabilities	39,005,733	33,332,745
Total equity	$(8,344,945)	$(8,215,232)